Note K - Income Taxes - Income Tax Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statutory tax	$ 2,461	$ 2,982	$ 4,078
Effect of nontaxable insurance premiums	(212)	(218)	(303)
Effect of postretirement benefits	54	20	(78)
Effect of nontaxable life insurance death proceeds			(175)
Impact from TCJA			1,783
Effect of state income tax	100	33	70
Tax credits	(145)	(217)	(191)
Milton Merger Costs			4
Other items	32	149	42
Total income taxes	1,813	2,255	4,486
Nontaxable Interest Income [Member]
Effect of nontaxable income	(336)	(352)	(514)
Bank Owned Insurance Income [Member]
Effect of nontaxable income	$ (141)	$ (142)	$ (230)